Pension plan obligations (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Subtotal	R$ 103,188	R$ 159,305	R$ 116,162
Expenses capitalized in assets	(7,884)	(3,303)	(3,359)
Other	10,653	6,603	5,684
Pension plan obligations (Note 29)	105,957	162,605	118,487
G1 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	6,252	18,986	11,686
G0 Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	69,768	112,396	78,779
Sabesprev Mais Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	26,198	27,403	25,371
VIVEST Plan [Member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 970	R$ 520	R$ 326